Related Party Transactions - Summary of Major Transactions and Balances with Related Parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Nov. 11, 2018 CNY (¥)	Oct. 30, 2018 CNY (¥)	Sep. 15, 2018 CNY (¥)	Aug. 26, 2018 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Advances from related party transactions										¥ 9,467
Amount received from related party transactions								¥ 10,933
Consideration Paid								76,496
Dividends	¥ 157,663	$ 24,163						157,663
Dividends Payable								10,434	¥ 52,734	52,734
Amount due from Related parties								80,464	82,225
Dividend Declared [Member]
Related Party Transaction [Line Items]
Dividends			¥ 80,614
Yunnan Long-Spring [Member]
Related Party Transaction [Line Items]
Percentage of equity interest sold						100.00%
Kunming Chengong [Member]
Related Party Transaction [Line Items]
Consideration Paid					¥ 3,423	¥ 0
Gain Or loss recognised on sale of business										¥ 0
Yunan Long Spring [Member]
Related Party Transaction [Line Items]
Percentage of equity interest sold				100.00%
Consideration Paid				¥ 742
Mr. Zhang Family Person [Member]
Related Party Transaction [Line Items]
Amount received from related party transactions											¥ 22,396
Mr. Xu Ruzheng [Member]
Related Party Transaction [Line Items]
Amount due from Related parties								3,500
Mr. Xu Ruzheng [Member] | Prepaid Expense [Member]
Related Party Transaction [Line Items]
Amount owed by related party transactions								3,500
Mr. Xu Ruzheng [Member] | Other Current Assets And Other Non Current Assets [Member]
Related Party Transaction [Line Items]
Amount owed by related party transactions								500
Liu Kai [Member]
Related Party Transaction [Line Items]
Amount received from related party transactions								3,500
Liu Kai [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amount received from related party transactions							¥ 500
Sang Haiyong [Member]
Related Party Transaction [Line Items]
Amount due from Related parties								1,600
Mr. Zhang [Member]
Related Party Transaction [Line Items]
Advances from related party transactions											¥ 34,355
Amount due from Related parties								72,908	37,474
Balance amout due from related parties transferred to Parent								35,133
Amount due from related parties waived off								28,200
Mr. Zhang [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Dividends							¥ 168,097
Parent [Member]
Related Party Transaction [Line Items]
Advances from related party transactions									10,464
Dividends Payable								168,097	52,734
Amount due to related parties								50,000
Amount due from Related parties									¥ 50,000
Parent [Member] | Dividend Paid [Member]
Related Party Transaction [Line Items]
Dividends								42,300
Parent [Member] | Dividend Unpaid [Member]
Related Party Transaction [Line Items]
Dividends								10,434
Parent [Member] | Dividend Declared [Member]
Related Party Transaction [Line Items]
Dividends								¥ 157,663